Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2022
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	4,060	4,060	—
Treasuries/governments bonds	15,048	15,048	—
Other interest-bearing securities except loans	57,144	57,144	—
Loans in the form of interest-bearing securities	54,257	54,877	620
Loans to credit institutions	22,145	21,747	-398
Loans to the public	207,737	204,543	-3,194
Derivatives	10,304	10,304	—
Total financial assets	370,695	367,723	-2,972

Borrowing from credit institutions	7,153	7,153	—
Borrowing from the public	—	—	—
Debt securities issued	319,117	318,900	-217
Derivatives	13,187	13,187	—
Total financial liabilities	339,457	339,240	-217

	December 31, 2021
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	11,128	11,128	—
Treasuries/governments bonds	10,872	10,872	—
Other interest-bearing securities except loans	45,881	45,881	—
Loans in the form of interest-bearing securities	46,578	47,991	1,413
Loans to credit institutions	20,775	20,993	218
Loans to the public	180,288	186,436	6,148
Derivatives	8,419	8,419	—
Total financial assets	323,941	331,720	7,779

Borrowing from credit institutions	5,230	5,230	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	279,770	280,294	524
Derivatives	14,729	14,729	—
Total financial liabilities	309,729	310,253	524

Schedule of fair value measurement of assets

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2022
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	4,060	—	—	4,060	4,060
Loans in the form of interest-bearing securities	1,446	53,431	—	54,877	54,257
Loans to credit institutions	—	21,747	—	21,747	22,145
Loans to the public	—	204,543	—	204,543	207,737
Total financial assets in fair value hierarchy	5,506	279,721	—	285,227	288,199

	December 31, 2021
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	11,128	—	—	11,128	11,128
Loans in the form of interest-bearing securities	1,970	46,021	—	47,991	46,578
Loans to credit institutions	—	20,993	—	20,993	20,775
Loans to the public	—	186,436	—	186,436	180,288
Total financial assets in fair value hierarchy	13,098	253,450	—	266,548	258,769

Financial assets reported at fair value in fair value hierarchy

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	2,366	12,682	—	15,048
Other interest-bearing securities except loans	21,342	35,802	—	57,144
Derivatives	—	10,201	103	10,304
Total financial assets in fair value hierarchy	23,708	58,685	103	82,496

	December 31, 2021
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	5,638	5,234	—	10,872
Other interest-bearing securities except loans	26,549	19,332	—	45,881
Derivatives	—	7,933	486	8,419
Total financial assets in fair value hierarchy	32,187	32,499	486	65,172

Schedule of fair value measurement of liabilities

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2022
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	7,153	—	7,153	7,153
Borrowing from the public	—	—	—	—	—
Debt securities issued	—	290,112	—	290,112	290,329
Total financial liabilities in fair value hierarchy	—	297,265	—	297,265	297,482

	December 31, 2021
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	5,230	—	5,230	5,230
Borrowing from the public	—	10,000	—	10,000	10,000
Debt securities issued	—	240,979	—	240,979	240,454
Total financial liabilities in fair value hierarchy	—	256,209	—	256,209	255,684

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	2,252	26,536	28,788
Derivatives	—	8,568	4,619	13,187
Total financial liabilities in fair value hierarchy	—	10,820	31,155	41,975

	December 31, 2021
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,761	32,555	39,316
Derivatives	—	12,206	2,523	14,729
Total financial liabilities in fair value hierarchy	—	18,967	35,078	54,045

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3

	December 31, 2022
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2022	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2022
Debt securities issued	-32,555	-4,267	10,255	—	—	2,641	-52	-2,558	-26,536
Derivatives, net	-2,037	0	221	—	—	-616	—	-2,084	-4,516
Net assets and liabilities	-34,592	-4,267	10,476	—	—	2,025	-52	-4,642	-31,052

	December 31, 2021
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currrency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2021	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2021
Debt securities issued	-41,198	-10,372	19,337	—	—	196	-36	-482	-32,555
Derivatives, net	-263	5	-599	-1	—	411	—	-1,590	-2,037
Net assets and liabilities	-41,461	-10,367	18,738	-1	—	607	-36	-2,072	-34,592
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2022, amounted to a Skr 2,024 million gain (year-end 2021: Skr 594 million gain) and are reported as net results of financial transactions.

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2022	December 31, 2021	2022	2021
CVA/DVA, net[1]	-51	-14	-37	3
OCA[2]	-32	-132	100	-24
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of sensitivity analysis - level 3

Assets and liabilities	December 31, 2022
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,890	Correlation	0.12 - (0.12)	Option Model	-13	13
Interest rate	13	Correlation	0.12 - (0.12)	Option Model	—	—
FX	-1,528	Correlation	0.12 - (0.12)	Option Model	-34	34
Other	-111	Correlation	0.12 - (0.12)	Option Model	—	—
Sum derivatives, net	-4,516				-47	47
Equity	-10,797	Correlation	0.12 - (0.12)	Option Model	13	-13
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-8,817	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	102	-102
FX	-6,750	Correlation	0.12 - (0.12)	Option Model	36	-36
		Credit spreads	10BP - (10BP)	Discounted cash flow	36	-36
Other	-172	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-26,536				202	-202
Total effect on total comprehensive income					155	-155

	December 31, 2021
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-892	Correlation	0.12 - (0.12)	Option Model	-3	3
Interest rate	-1	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,038	Correlation	0.12 - (0.12)	Option Model	-56	56
Other	-106	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,037				-59	59
Equity	-9,283	Correlation	0.12 - (0.12)	Option Model	3	-3
		Credit spreads	10BP - (10BP)	Discounted cash flow	10	-10
Interest rate	-11,900	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	58	-58
FX	-11,235	Correlation	0.12 - (0.12)	Option Model	59	-59
		Credit spreads	10BP - (10BP)	Discounted cash flow	50	-50
Other	-137	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-32,555				181	-181
Total effect on total comprehensive income					122	-122

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.